Underwriting Policy and Reinsurance Ceded (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Underwriting Policy and Reinsurance Ceded [Abstract]
Schedule of Effects of Reinsurance Premiums for Insurance Companies [Table Text Block]
Gross premiums written and ceded premiums, losses and commissions as of and for the three and six month periods ended June 30, 2013 and June 30, 2012 are as follows (all amounts in '000s):

	Three Month Periods Ended		Six Month Periods Ended
	June 30, 2013	June 30, 2012	June 30, 2013	June 30, 2012
Gross premiums written	$16,562	$9,242	$38,915	$20,996
Ceded premiums written	1,587	1,427	8,666	2,960
Net premiums written	$14,974	$7,815	$30,250	$18,036

Ceded premiums earned	$3,357	$1,570	$7,864	$3,213
Ceded losses and loss adjustment expenses	1,917	605	4,986	1,410
Ceding commissions	528	484	1,108	1,053

Ceded unpaid losses and loss adjustment expenses	$14,480	$8,153
Prepaid reinsurance premiums	2,970	1,961
Other amounts due from reinsurers	9,346	393

Gross premiums written and ceded premiums, losses and commissions as of and for the years ended December 31, 2012 and December 31, 2011 are as follows (all amounts in '000s):

	2012	2011
Gross premiums written	$55,050	$42,031
Ceded premiums written	6,472	6,173
Net premiums written	48,578	35,858

Ceded premiums earned	6,575	7,654
Ceded losses and loss adjustment expenses	3,628	2,767
Ceding commissions	5,441	2,412

Ceded unpaid losses and loss adjustment expenses	5,680	7,825
Prepaid reinsurance premiums	2,111	2,214
Other amounts due from reinsurers	340	219